Segmental analyses (Tables)	12 Months Ended
Dec. 31, 2020
Reportable Segments [Abstract]
Disclosure of Operating Segment Information

The following table shows 2020 revenue and adjusted revenue at current rates, and 2020 revenue translated using 2019 rates of exchange. The 2019 figures are stated at the 2019 rates of exchange.

					2020			2019

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

United States	11,536	(63)	11,473	–	11,473	10,373	–	10,373

APME	4,644	(107)	4,537	–	4,537	5,153	–	5,153

AMSSA	4,321	(549)	3,772	–	3,772	4,261	–	4,261

ENA	6,169	(175)	5,994	–	5,994	6,040	50	6,090

Revenue	26,670	(894)	25,776	–	25,776	25,827	50	25,877

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short-term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin. From 2020 onwards, such arrangements have been discontinued or are immaterial such that no adjustments have been made in 2020.

In 2020, the translation exchange in AMSSA was driven by the depreciation of key currencies against the pound sterling including the Brazilian real.

The following table shows 2019 revenue and adjusted revenue at current rates, and 2019 adjusted revenue translated using 2018 rates of exchange. The 2018 figures are stated at the 2018 rates of exchange.

					2019			2018

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

United States	9,917	456	10,373	–	10,373	9,495	–	9,495

APME	5,157	(4)	5,153	–	5,153	4,882	–	4,882

AMSSA	4,491	(230)	4,261	–	4,261	4,111	–	4,111

ENA	6,118	(78)	6,040	50	6,090	5,824	180	6,004

Revenue	25,683	144	25,827	50	25,877	24,312	180	24,492

Note: adjusting items in revenue are in respect of excise included in goods acquired from a third party under short-term arrangements and then passed on to customers. This is deemed as adjusting due to the distorting nature to revenue and operating margin.

The following table shows 2020 profit from operations and adjusted profit from operations at current rates, and 2020 adjusted profit from operations translated using 2019 rates of exchange. The 2019 figures are stated at the 2019 rates of exchange.

	2020					2019

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	5,816	(32)	5,784	(809)	4,975	5,036	(626)	4,410

APME	1,909	(56)	1,853	(381)	1,472	2,059	(306)	1,753

AMSSA	1,796	(178)	1,618	(65)	1,553	1,842	(638)	1,204

ENA	2,140	(30)	2,110	(148)	1,962	2,193	(544)	1,649

Profit from operations	11,661	(296)	11,365	(1,403)	9,962	11,130	(2,114)	9,016

Net finance costs	(1,612)	20	(1,592)	(153)	(1,745)	(1,522)	(80)	(1,602)

APME	465	(26)	439	13	452	470	25	495

ENA	3	–	3	–	3	3	–	3

Share of post-tax results of associates and joint ventures	468	(26)	442	13	455	473	25	498

Profit/(loss) before taxation	10,517	(302)	10,215	(1,543)	8,672	10,081	(2,169)	7,912

Taxation (charge)/credit on ordinary activities	(2,493)	63	(2,430)	322	(2,108)	(2,501)	438	(2,063)

Profit for the year					6,564			5,849

*

The adjustments to profit from operations, net finance costs, the Group’s share of the post-tax results of associates and joint ventures and taxation are explained in notes 3(e) to 3(h), note 4(b), note 5(a), and note 6(b), 6(d) and 6(e), respectively.

The following table shows 2019 profit from operations and adjusted profit from operations at current rates, and 2019 adjusted profit from operations translated using 2018 rates of exchange. The 2018 figures are stated at the 2018 rates of exchange.

	2019					2018

	Adjusted* segment result Constant rates £m	Translation exchange £m	Adjusted* segment result Current rates £m	Adjusting* items £m	Segment result Current rates £m	Adjusted* segment result £m	Adjusting* items £m	Segment result £m

United States	4,798	238	5,036	(626)	4,410	4,511	(505)	4,006

APME	2,102	(43)	2,059	(306)	1,753	1,948	(90)	1,858

AMSSA	1,912	(70)	1,842	(638)	1,204	1,738	(194)	1,544

ENA	2,220	(27)	2,193	(544)	1,649	2,150	(245)	1,905

Profit from operations	11,032	98	11,130	(2,114)	9,016	10,347	(1,034)	9,313

Net finance costs	(1,466)	(56)	(1,522)	(80)	(1,602)	(1,385)	4	(1,381)

APME	463	7	470	25	495	384	32	416

ENA	3	–	3	–	3	3	–	3

Share of post-tax results of associates and joint ventures	466	7	473	25	498	387	32	419

Profit/(loss) before taxation	10,032	49	10,081	(2,169)	7,912	9,349	(998)	8,351

Taxation (charge)/credit on ordinary activities	(2,498)	(3)	(2,501)	438	(2,063)	(2,364)	223	(2,141)

Profit for the year					5,849			6,210

*

The adjustments to profit from operations, net finance costs, the Group's share of the post-tax results of associates and joint ventures and taxation are explained in notes 3(e) to 3(h), note 4(b), note 5(a), and note 6(b), 6(d) and 6(e), respectively.

Summary of Depreciation Amortisation and Impairment Charges

Adjusted profit from operations at constant rates of £11,661 million (2019: £11,032 million; 2018: £10,924 million) excludes certain depreciation, amortisation and impairment charges as explained in notes 3(e), 3(f) and 3(h). These are excluded from segmental profit from operations at constant rates as follows:

	2020					2019

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	205	(1)	204	272	476	258	391	649

APME	170	(3)	167	274	441	163	182	345

AMSSA	137	(16)	121	34	155	137	35	172

ENA	266	(7)	259	119	378	216	130	346

	778	(27)	751	699	1,450	774	738	1,512

	2019					2018

	Adjusted depreciation, amortisation and impairment Constant rates £m	Translation exchange £m	Adjusted depreciation, amortisation and impairment Current rates £m	Adjusting items £m	Depreciation, amortisation and impairment Current rates £m	Adjusted depreciation, amortisation and impairment £m	Adjusting items £m	Depreciation, amortisation and impairment £m

United States	249	9	258	391	649	154	289	443

APME	162	1	163	182	345	105	22	127

AMSSA	140	(3)	137	35	172	101	115	216

ENA	218	(2)	216	130	346	143	109	252

	769	5	774	738	1,512	503	535	1,038

Disclosure of Additional Information by Product Category

Additional information by product category

Although the Group’s operations are managed on a Regional basis, additional information for revenue is provided based on product category as follows:

					2020			2019

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

Combustibles	23,594	(842)	22,752	–	22,752	22,951	50	23,001

New Categories	1,449	(6)	1,443	–	1,443	1,255	–	1,255

Vapour	615	(4)	611	–	611	401	–	401

THP	636	(2)	634	–	634	728	–	728

Modern Oral	198	–	198	–	198	126	–	126

Traditional Oral	1,165	(5)	1,160	–	1,160	1,081	–	1,081

Other	462	(41)	421	–	421	540	–	540

Revenue	26,670	(894)	25,776	–	25,776	25,827	50	25,877

					2019			2018

	Adjusted Revenue Constant rates £m	Translation exchange £m	Adjusted Revenue Current rates £m	Adjusting items Current rates £m	Revenue Current rates £m	Adjusted Revenue £m	Adjusting items £m	Revenue £m

Combustibles	22,892	59	22,951	50	23,001	21,892	180	22,072

New Categories	1,214	41	1,255	–	1,255	917	–	917

Vapour	392	9	401	–	401	318	–	318

THP	693	35	728	–	728	565	–	565

Modern Oral	129	(3)	126	–	126	34	–	34

Traditional Oral	1,036	45	1,081	–	1,081	941	–	941

Other	541	(1)	540	–	540	562	–	562

Revenue	25,683	144	25,827	50	25,877	24,312	180	24,492

Disclosure of Geographical Information of External Revenue

External revenue and non-current assets other than financial instruments, deferred tax assets and retirement benefit assets are analysed between the UK and all foreign countries at current rates of exchange as follows:

	United Kingdom			All foreign countries			Group

Revenue is based on location of sale	2020 £m	2019 £m	2018 £m	2020 £m	2019 £m	2018 £m	2020 £m	2019 £m	2018 £m

External revenue	188	178	184	25,588	25,699	24,308	25,776	25,877	24,492

Disclosure of Geographical Information of Non-Current Assets

	United Kingdom		All foreign countries		Group

	2020 £m	2019 £m	2020 £m	2019 £m	2020 £m	2019 £m

Intangible assets	487	492	114,856	118,295	115,343	118,787

Property, plant and equipment	344	333	4,716	5,185	5,060	5,518

Investments in associates and joint ventures	8	8	1,788	1,852	1,796	1,860